Distribution Date:	12/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C33
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C33

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9090
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		CMBS Trustee	(302) 636-4140
Historical Bond / Collateral Loss Reconciliation Detail	25		1100 North Market Street | Wilmington, DE 19890
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61767CAQ1	2.031000%	28,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61767CAR9	3.140000%	75,200,000.00	12,861,513.06	5,467,541.21	33,654.29	0.00	0.00	5,501,195.50	7,393,971.85	34.90%	30.00%
A-SB	61767CAS7	3.401000%	52,500,000.00	52,500,000.00	0.00	148,793.75	0.00	0.00	148,793.75	52,500,000.00	34.90%	30.00%
A-3	61767CAT5	3.295000%	37,500,000.00	37,500,000.00	0.00	102,968.75	0.00	0.00	102,968.75	37,500,000.00	34.90%	30.00%
A-4	61767CAU2	3.337000%	130,000,000.00	130,000,000.00	0.00	361,508.33	0.00	0.00	361,508.33	130,000,000.00	34.90%	30.00%
A-5	61767CAV0	3.599000%	156,052,000.00	156,052,000.00	0.00	468,025.96	0.00	0.00	468,025.96	156,052,000.00	34.90%	30.00%
A-S	61767CAY4	3.852000%	58,256,000.00	58,256,000.00	0.00	187,001.76	0.00	0.00	187,001.76	58,256,000.00	25.02%	21.50%
B	61767CAZ1	4.105000%	38,551,000.00	38,551,000.00	0.00	131,876.55	0.00	0.00	131,876.55	38,551,000.00	18.47%	15.88%
C	61767CBA5	4.558000%	28,272,000.00	28,272,000.00	0.00	107,386.48	0.00	0.00	107,386.48	28,272,000.00	13.67%	11.75%
D	61767CAC2	3.356000%	32,554,000.00	32,554,000.00	0.00	91,042.69	0.00	0.00	91,042.69	32,554,000.00	8.14%	7.00%
E	61767CAE8	4.705117%	14,564,000.00	14,564,000.00	0.00	57,104.44	0.00	0.00	57,104.44	14,564,000.00	5.67%	4.88%
F	61767CAG3	4.705117%	6,854,000.00	6,854,000.00	0.00	26,874.06	0.00	0.00	26,874.06	6,854,000.00	4.51%	3.88%
G*	61767CAJ7	4.705117%	26,557,919.00	26,557,919.00	0.00	92,624.99	0.00	0.00	92,624.99	26,557,919.00	0.00%	0.00%
V	61767CAL2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	BCC2DD2V3	4.705117%	17,213,062.56	14,931,624.40	137,319.08	58,256.87	0.00	0.00	195,575.95	14,794,305.32	0.00%	0.00%
Interest
R	61767CAN8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,573,981.57	609,454,056.46	5,604,860.29	1,867,118.92	0.00	0.00	7,471,979.21	603,849,196.17

Notional Certificates
X-A	61767CAW8	1.264915%	479,752,000.00	388,913,513.07	0.00	409,951.96	0.00	0.00	409,951.96	383,445,971.85
X-B	61767CAX6	0.615560%	125,079,000.00	125,079,000.00	0.00	64,161.34	0.00	0.00	64,161.34	125,079,000.00
X-D	61767CAA6	1.349117%	32,554,000.00	32,554,000.00	0.00	36,599.30	0.00	0.00	36,599.30	32,554,000.00
Notional SubTotal			637,385,000.00	546,546,513.07	0.00	510,712.60	0.00	0.00	510,712.60	541,078,971.85

Deal Distribution Total					5,604,860.29	2,377,831.52	0.00	0.00	7,982,691.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61767CAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61767CAR9	171.03075878	72.70666503	0.44753045	0.00000000	0.00000000	0.00000000	0.00000000	73.15419548	98.32409375
A-SB	61767CAS7	1,000.00000000	0.00000000	2.83416667	0.00000000	0.00000000	0.00000000	0.00000000	2.83416667	1,000.00000000
A-3	61767CAT5	1,000.00000000	0.00000000	2.74583333	0.00000000	0.00000000	0.00000000	0.00000000	2.74583333	1,000.00000000
A-4	61767CAU2	1,000.00000000	0.00000000	2.78083331	0.00000000	0.00000000	0.00000000	0.00000000	2.78083331	1,000.00000000
A-5	61767CAV0	1,000.00000000	0.00000000	2.99916669	0.00000000	0.00000000	0.00000000	0.00000000	2.99916669	1,000.00000000
A-S	61767CAY4	1,000.00000000	0.00000000	3.21000000	0.00000000	0.00000000	0.00000000	0.00000000	3.21000000	1,000.00000000
B	61767CAZ1	1,000.00000000	0.00000000	3.42083344	0.00000000	0.00000000	0.00000000	0.00000000	3.42083344	1,000.00000000
C	61767CBA5	1,000.00000000	0.00000000	3.79833333	0.00000000	0.00000000	0.00000000	0.00000000	3.79833333	1,000.00000000
D	61767CAC2	1,000.00000000	0.00000000	2.79666677	0.00000000	0.00000000	0.00000000	0.00000000	2.79666677	1,000.00000000
E	61767CAE8	1,000.00000000	0.00000000	3.92093106	0.00000000	0.00000000	0.00000000	0.00000000	3.92093106	1,000.00000000
F	61767CAG3	1,000.00000000	0.00000000	3.92093084	0.00000000	0.00000000	0.00000000	0.00000000	3.92093084	1,000.00000000
G	61767CAJ7	1,000.00000000	0.00000000	3.48765993	0.43327115	6.66539762	0.00000000	0.00000000	3.48765993	1,000.00000000
V	61767CAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2DD2V3	867.45890500	7.97760884	3.38445700	0.01678957	0.25828582	0.00000000	0.00000000	11.36206583	859.48129616
R	61767CAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61767CAW8	810.65532415	0.00000000	0.85450808	0.00000000	0.00000000	0.00000000	0.00000000	0.85450808	799.25872503
X-B	61767CAX6	1,000.00000000	0.00000000	0.51296653	0.00000000	0.00000000	0.00000000	0.00000000	0.51296653	1,000.00000000
X-D	61767CAA6	1,000.00000000	0.00000000	1.12426430	0.00000000	0.00000000	0.00000000	0.00000000	1.12426430	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	33,654.29	0.00	33,654.29	0.00	0.00	0.00	33,654.29	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	148,793.75	0.00	148,793.75	0.00	0.00	0.00	148,793.75	0.00
A-3	11/01/21 - 11/30/21	30	0.00	102,968.75	0.00	102,968.75	0.00	0.00	0.00	102,968.75	0.00
A-4	11/01/21 - 11/30/21	30	0.00	361,508.33	0.00	361,508.33	0.00	0.00	0.00	361,508.33	0.00
A-5	11/01/21 - 11/30/21	30	0.00	468,025.96	0.00	468,025.96	0.00	0.00	0.00	468,025.96	0.00
X-A	11/01/21 - 11/30/21	30	0.00	409,951.96	0.00	409,951.96	0.00	0.00	0.00	409,951.96	0.00
X-B	11/01/21 - 11/30/21	30	0.00	64,161.34	0.00	64,161.34	0.00	0.00	0.00	64,161.34	0.00
A-S	11/01/21 - 11/30/21	30	0.00	187,001.76	0.00	187,001.76	0.00	0.00	0.00	187,001.76	0.00
B	11/01/21 - 11/30/21	30	0.00	131,876.55	0.00	131,876.55	0.00	0.00	0.00	131,876.55	0.00
C	11/01/21 - 11/30/21	30	0.00	107,386.48	0.00	107,386.48	0.00	0.00	0.00	107,386.48	0.00
X-D	11/01/21 - 11/30/21	30	0.00	36,599.30	0.00	36,599.30	0.00	0.00	0.00	36,599.30	0.00
D	11/01/21 - 11/30/21	30	0.00	91,042.69	0.00	91,042.69	0.00	0.00	0.00	91,042.69	0.00
E	11/01/21 - 11/30/21	30	0.00	57,104.44	0.00	57,104.44	0.00	0.00	0.00	57,104.44	0.00
F	11/01/21 - 11/30/21	30	0.00	26,874.06	0.00	26,874.06	0.00	0.00	0.00	26,874.06	0.00
G	11/01/21 - 11/30/21	30	164,865.88	104,131.77	0.00	104,131.77	11,506.78	0.00	0.00	92,624.99	177,019.09
VRR Interest	11/01/21 - 11/30/21	30	4,140.66	58,545.87	0.00	58,545.87	289.00	0.00	0.00	58,256.87	4,445.89
Totals			169,006.54	2,389,627.30	0.00	2,389,627.30	11,795.78	0.00	0.00	2,377,831.52	181,464.98

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	7,982,691.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,400,881.44	Master Servicing Fee	4,028.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,590.71
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	253.94
ARD Interest	0.00	Operating Advisor Fee	1,209.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	360.59
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	521.48
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,400,881.44	Total Fees	11,254.14

Principal		Expenses/Reimbursements
Scheduled Principal	721,617.43	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	4,883,242.86	Special Servicing Fees (Monthly)	11,377.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	418.17
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,604,860.29	Total Expenses/Reimbursements	11,795.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,377,831.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,604,860.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,982,691.81
Total Funds Collected	8,005,741.73	Total Funds Distributed	8,005,741.73

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	609,454,056.46	609,454,056.46	Beginning Certificate Balance	609,454,056.46
(-) Scheduled Principal Collections	721,617.43	721,617.43	(-) Principal Distributions	5,604,860.29
(-) Unscheduled Principal Collections	4,883,242.86	4,883,242.86	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	603,849,196.17	603,849,196.17	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	609,571,375.21	609,571,375.21	Ending Certificate Balance	603,849,196.17
Ending Actual Collateral Balance	603,976,144.83	603,976,144.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,199,320.61	2.35%	65	5.1100	NAP	Defeased	1	14,199,320.61	2.35%	65	5.1100	NAP
5,000,000 or less	4	14,190,741.09	2.35%	63	4.5001	2.411046	1.30 or less	9	104,233,265.14	17.26%	60	4.8693	0.658814
5,000,001 to 10,000,000	11	67,811,189.76	11.23%	60	4.8058	2.032417	1.31 to 1.40	1	37,738,729.69	6.25%	62	5.3100	1.321700
10,000,001 to 15,000,000	16	193,319,447.18	32.01%	60	4.8810	1.472079	1.41 to 1.50	1	10,720,493.76	1.78%	4	4.6980	1.451700
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	3	21,399,449.15	3.54%	65	4.8971	1.566233
20,000,001 to 35,000,000	5	133,387,682.12	22.09%	63	4.6700	1.612355	1.61 to 1.80	8	115,309,461.70	19.10%	64	4.8295	1.692586
35,000,001 to 50,000,000	3	128,940,815.41	21.35%	56	4.5325	2.243199	1.81 to 2.00	6	67,633,375.46	11.20%	64	5.0667	1.905448
50,000,001 or greater	1	52,000,000.00	8.61%	65	4.6500	2.819800	2.01 to 2.25	3	51,316,801.07	8.50%	62	4.5094	2.123603
Totals	41	603,849,196.17	100.00%	60	4.7281	1.867313	2.26 to 2.50	1	41,202,085.72	6.82%	41	4.0710	2.434600
							2.51 or greater	8	140,096,213.87	23.20%	64	4.4305	2.902256
							Totals	41	603,849,196.17	100.00%	60	4.7281	1.867313
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	14,199,320.61	2.35%	65	5.1100	NAP
							Defeased	3	14,199,320.61	2.35%	65	5.1100	NAP
Arizona	4	37,744,911.70	6.25%	64	4.8427	1.564399
							Industrial	3	67,537,348.95	11.18%	63	4.5931	1.924825
California	8	65,136,021.23	10.79%	63	4.6738	2.336328
							Lodging	3	26,393,482.48	4.37%	62	4.9624	(0.175634)
Colorado	3	11,291,806.87	1.87%	64	5.3561	(0.862074)
							Mixed Use	4	65,519,633.43	10.85%	53	4.8999	1.467722
Florida	6	64,781,845.09	10.73%	65	4.6954	2.651024
							Office	5	98,514,641.19	16.31%	63	4.5879	2.044030
Georgia	1	12,898,582.85	2.14%	65	4.7000	1.557600
							Other	6	12,013,248.12	1.99%	65	4.9000	0.146900
Hawaii	1	41,202,085.72	6.82%	41	4.0710	2.434600
							Retail	27	198,735,208.45	32.91%	58	4.7543	1.848870
Illinois	3	67,537,348.95	11.18%	63	4.5931	1.924825
							Self Storage	16	120,936,312.95	20.03%	64	4.6684	2.608485
Louisiana	1	20,404,276.45	3.38%	64	5.0000	1.670700
							Totals	67	603,849,196.17	100.00%	60	4.7281	1.867313
Minnesota	1	3,908,357.98	0.65%	65	4.9000	0.146900

Missouri	1	1,305,788.04	0.22%	65	4.9000	0.146900

New Jersey	1	3,600,000.00	0.60%	64	4.4110	3.351300

New York	4	31,976,708.98	5.30%	65	4.6685	1.526715

Ohio	3	46,448,497.26	7.69%	59	5.2759	1.217051

Pennsylvania	3	23,227,185.41	3.85%	62	5.0210	1.758689

Puerto Rico	11	14,674,482.41	2.43%	62	6.2900	1.898200

Tennessee	2	15,020,539.44	2.49%	61	4.5017	0.841361

Texas	6	42,126,308.57	6.98%	46	4.4654	1.852050

Virginia	1	50,000,000.00	8.28%	63	4.3260	2.781000

Washington, DC	3	34,338,906.08	5.69%	63	4.7579	0.959400

Wisconsin	1	2,026,222.53	0.34%	65	4.9000	0.146900

Totals	67	603,849,196.17	100.00%	60	4.7281	1.867313

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,199,320.61	2.35%	65	5.1100	NAP	Defeased	1	14,199,320.61	2.35%	65	5.1100	NAP
	4.0000% or less	1	12,795,236.94	2.12%	64	3.9700	2.741600	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	11	173,129,123.55	28.67%	58	4.2367	2.394291	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	17	275,907,920.96	45.69%	62	4.7485	1.725343	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	11	127,817,594.11	21.17%	60	5.3831	1.423259	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	603,849,196.17	100.00%	60	4.7281	1.867313	49 months or greater	40	589,649,875.56	97.65%	60	4.7189	1.878325
								Totals	41	603,849,196.17	100.00%	60	4.7281	1.867313
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,199,320.61	2.35%	65	5.1100	NAP	Defeased	1	14,199,320.61	2.35%	65	5.1100	NAP
	84 months or less	40	589,649,875.56	97.65%	60	4.7189	1.878325	Interest Only	5	126,338,906.08	20.92%	63	4.5001	2.057596
85 months to 97 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	8	112,464,678.72	18.62%	62	5.1685	0.981047
	98 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	27	350,846,290.76	58.10%	58	4.6535	2.101395
	Totals	41	603,849,196.17	100.00%	60	4.7281	1.867313	Totals	41	603,849,196.17	100.00%	60	4.7281	1.867313
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	14,199,320.61	2.35%	65	5.1100	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	589,649,875.56	97.65%	60	4.7189	1.878325
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	603,849,196.17	100.00%	60	4.7281	1.867313
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	307721002	SS	Various	FL	Actual/360	4.650%	201,500.00	0.00	0.00	N/A	05/01/27	--	52,000,000.00	52,000,000.00	12/01/21
3	307721003	OF	Arlington	VA	Actual/360	4.326%	180,250.00	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	12/06/21
4	300801598	RT	Aiea	HI	Actual/360	4.071%	140,008.79	68,006.81	0.00	N/A	05/01/25	--	41,270,092.53	41,202,085.72	12/01/21
5	307221005	MU	Cleveland	OH	Actual/360	5.310%	167,320.43	73,796.68	0.00	N/A	02/06/27	--	37,812,526.37	37,738,729.69	12/06/21
6	300801589	IN	Chicago	IL	Actual/360	4.854%	87,320.31	33,444.66	0.00	N/A	03/01/27	--	21,587,220.16	21,553,775.50	12/01/21
7	300801590	IN	Chicago	IL	Actual/360	4.854%	56,278.36	20,219.32	0.00	N/A	03/01/27	--	13,913,068.68	13,892,849.36	12/01/21
8	300801582	OF	Washington	DC	Actual/360	4.758%	136,151.04	0.00	0.00	N/A	03/01/27	--	34,338,906.08	34,338,906.08	12/01/21
9	1648228	IN	Chicago	IL	Actual/360	4.305%	115,334.56	58,282.70	0.00	N/A	02/01/27	--	32,149,006.79	32,090,724.09	12/01/21
10	1748857	RT	New York	NY	Actual/360	4.590%	95,625.00	0.00	0.00	N/A	05/05/27	--	25,000,000.00	25,000,000.00	12/05/21
11	307721011	RT	Harvey	LA	Actual/360	5.000%	85,130.59	27,065.13	0.00	N/A	04/01/27	--	20,431,341.58	20,404,276.45	12/01/21
12	453011482	RT	Various	PR	Actual/360	6.290%	77,167.66	47,486.80	0.00	N/A	02/01/27	--	14,721,969.20	14,674,482.40	12/01/21
13	453011529	RT	Avondale	AZ	Actual/360	4.730%	53,300.08	30,334.86	0.00	N/A	03/01/27	--	13,522,219.41	13,491,884.55	12/01/21
14	307721014	OF	King of Prussia	PA	Actual/360	5.100%	60,331.98	20,024.59	0.00	N/A	01/01/27	--	14,195,759.70	14,175,735.11	12/01/21
15	307721015	OF	Various	Various	Actual/360	5.110%	60,548.79	19,572.60	0.00	N/A	05/01/27	--	14,218,893.21	14,199,320.61	12/01/21
16	307721016	SS	Hawthorne	CA	Actual/360	3.970%	42,410.92	24,185.31	0.00	N/A	04/01/27	--	12,819,422.25	12,795,236.94	12/01/21
17	1648582	RT	Warner Robins	GA	Actual/360	4.700%	50,594.14	19,069.29	0.00	N/A	05/01/27	--	12,917,652.14	12,898,582.85	12/01/21
18	300801595	RT	Wesley Chapel	FL	Actual/360	4.880%	52,049.92	17,316.12	0.00	N/A	04/01/27	--	12,799,161.21	12,781,845.09	12/01/21
19	307721019	98	Various	Various	Actual/360	4.900%	49,153.53	24,351.35	0.00	N/A	05/01/27	--	12,037,599.47	12,013,248.12	12/01/21
20	1748869	RT	Richardson	TX	Actual/360	4.499%	42,521.63	28,061.89	0.00	N/A	04/01/27	--	11,341,622.58	11,313,560.69	12/01/21
21	307721021	RT	Peoria	AZ	Actual/360	4.590%	46,892.29	16,345.50	0.00	N/A	05/01/27	--	12,259,422.80	12,243,077.30	12/01/21
22	307721022	LO	Nashville	TN	Actual/360	4.650%	40,092.61	25,939.93	0.00	N/A	11/01/26	--	10,346,479.37	10,320,539.44	12/01/21
23	1648617	LO	Denver	CO	Actual/360	5.400%	46,458.35	22,868.46	0.00	N/A	04/01/27	--	10,324,078.02	10,301,209.56	12/01/21
24	300801591	MU	Farmers Branch	TX	Actual/360	4.698%	42,035.15	16,453.64	0.00	N/A	04/01/22	--	10,736,947.40	10,720,493.76	12/01/21
25	1647755	MU	Santa Monica	CA	Actual/360	4.103%	37,610.83	0.00	0.00	N/A	04/01/27	--	11,000,000.00	11,000,000.00	12/01/21
26	307721026	SS	Santa Fe Springs	CA	Actual/360	5.240%	44,332.55	15,790.16	0.00	N/A	03/01/27	--	10,152,492.17	10,136,702.01	12/01/21
27	307721027	RT	Lemon Grove	CA	Actual/360	5.280%	46,464.00	0.00	0.00	N/A	04/01/27	--	10,560,000.00	10,560,000.00	12/01/21
28	300801594	RT	Various	Various	Actual/360	5.303%	37,203.11	10,569.11	0.00	N/A	04/01/24	--	8,418,579.77	8,408,010.66	12/01/21
29	307721029	RT	Various	NY	Actual/360	4.950%	28,825.88	11,383.01	0.00	N/A	03/01/27	--	6,988,091.99	6,976,708.98	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	307721030	SS	Phoenix	AZ	Actual/360	5.240%	29,690.61	10,575.06	0.00	N/A	03/01/27	--	6,799,375.43	6,788,800.37	12/01/21
31	307721031	SS	Corona	CA	Actual/360	5.240%	28,572.12	10,176.69	0.00	N/A	03/01/27	--	6,543,234.70	6,533,058.01	12/01/21
32	1749009	MU	Fort Worth	TX	Actual/360	4.150%	20,997.26	11,085.56	0.00	N/A	05/01/27	--	6,071,495.54	6,060,409.98	12/01/21
33	1748758	LO	Quakertown	PA	Actual/360	4.740%	22,836.39	9,629.91	0.00	N/A	05/01/27	--	5,781,363.39	5,771,733.48	10/01/20
34	300801575	SS	Bloomington	CA	Actual/360	4.829%	24,145.00	0.00	0.00	N/A	03/01/27	--	6,000,000.00	6,000,000.00	12/01/21
35	1749008	RT	Fort Worth	TX	Actual/360	4.050%	18,600.28	10,217.86	0.00	N/A	05/01/27	--	5,511,194.79	5,500,976.93	12/01/21
37	307721037	SS	Laveen	AZ	Actual/360	5.210%	22,703.58	8,081.23	0.00	N/A	05/01/27	--	5,229,230.71	5,221,149.48	12/01/21
38	300801597	SS	Corona	CA	Actual/360	4.552%	20,863.33	0.00	0.00	N/A	04/01/27	--	5,500,000.00	5,500,000.00	12/01/21
39	1749010	SS	Carrollton	TX	Actual/360	4.150%	17,497.71	9,237.97	0.00	N/A	05/01/27	--	5,059,579.84	5,050,341.87	12/01/21
40	307721040	MU	Colonie	NY	Actual/360	4.610%	18,806.31	4,895,351.75	0.00	N/A	02/01/22	--	4,895,351.75	0.00	12/01/21
41	300801596	SS	Murfreesboro	TN	Actual/360	4.176%	16,356.00	0.00	0.00	N/A	04/01/27	--	4,700,000.00	4,700,000.00	12/01/21
42	300801600	SS	Fairview	NJ	Actual/360	4.411%	13,233.00	0.00	0.00	N/A	04/01/27	--	3,600,000.00	3,600,000.00	12/01/21
43	300801593	RT	Butler	PA	Actual/360	5.174%	14,163.19	5,136.39	0.00	N/A	04/01/27	--	3,284,853.21	3,279,716.82	12/01/21
44	307721044	SS	Calexico	CA	Actual/360	4.360%	9,504.16	4,799.95	0.00	N/A	10/01/26	--	2,615,824.22	2,611,024.27	12/01/21
Totals							2,400,881.44	5,604,860.29	0.00				609,454,056.46	603,849,196.17
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	6,227,163.34	3,503,550.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	24,212,327.00	25,672,913.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,883,020.10	4,838,292.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	21,033,951.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,668,838.05	2,184,306.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,511,632.87	1,196,779.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,015,715.49	2,668,034.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,205,472.10	3,766,349.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,903,845.40	967,330.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,273,220.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,962,972.89	5,360,163.83	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,719,199.00	2,690,965.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,158,786.21	2,178,894.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,210,003.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,396,223.55	708,810.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,432,380.67	1,272,402.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	154,452.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,529,040.44	850,582.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	999,625.81	964,149.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	37,910.84	13,385.83	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(558,724.78)	(695,498.83)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,769,347.34	917,812.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	766,326.24	657,476.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,187,159.37	640,892.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,149,223.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	719,445.44	531,852.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,626,549.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	818,375.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	814,342.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	573,541.97	581,936.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	294,947.00	508,548.00	07/01/20	06/30/21	12/13/21	0.00	0.00	32,374.62	454,182.66	54,560.29	0.00
34	1,153,336.52	1,043,149.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	860,565.04	490,134.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	588,200.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	748,300.00	200,387.04	02/01/21	04/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	498,168.80	501,294.06	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	909,191.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	516,300.27	440,844.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	436,928.15	411,677.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	963.06	0.00
43	319,803.71	285,159.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	221,977.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	113,949,084.36	65,352,576.13				0.00	0.00	32,374.62	454,182.66	55,523.35	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
40	307721040	4,883,242.86	Payoff Prior to Maturity	0.00	0.00
Totals		4,883,242.86		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	5,771,733.48	1	5,771,733.48	0	0.00	0	0.00	0	0.00	1	4,883,242.86	4.728090%	4.687953%	60
11/18/21	0	0.00	0	0.00	1	5,781,363.39	1	5,781,363.39	0	0.00	1	37,812,526.37	0	0.00	0	0.00	4.727276%	4.687235%	61
10/18/21	0	0.00	0	0.00	1	5,790,196.04	1	5,790,196.04	0	0.00	0	0.00	0	0.00	0	0.00	4.727397%	4.687343%	62
09/17/21	0	0.00	0	0.00	1	5,799,753.31	1	5,799,753.31	0	0.00	0	0.00	0	0.00	0	0.00	4.727528%	4.687461%	63
08/17/21	0	0.00	0	0.00	1	5,808,511.20	1	5,808,511.20	0	0.00	0	0.00	0	0.00	0	0.00	4.727647%	4.687567%	64
07/16/21	0	0.00	0	0.00	1	5,817,233.49	1	5,817,233.49	0	0.00	0	0.00	0	0.00	0	0.00	4.727764%	4.687672%	65
06/17/21	0	0.00	0	0.00	1	5,826,684.39	1	5,826,684.39	0	0.00	0	0.00	0	0.00	0	0.00	4.727892%	4.687787%	66
05/17/21	0	0.00	0	0.00	1	5,835,332.81	1	5,835,332.81	0	0.00	0	0.00	0	0.00	1	5,350,784.73	4.728007%	4.687891%	67
04/16/21	0	0.00	0	0.00	1	5,844,712.50	1	5,844,712.50	0	0.00	0	0.00	0	0.00	1	60,000,000.00	4.725556%	4.685545%	68
03/17/21	0	0.00	0	0.00	2	65,853,287.63	1	5,853,287.63	0	0.00	0	0.00	0	0.00	0	0.00	4.790545%	4.730102%	64
02/18/21	0	0.00	0	0.00	2	65,864,134.82	1	5,864,134.82	0	0.00	0	0.00	0	0.00	0	0.00	4.790602%	4.730171%	65
01/15/21	0	0.00	0	0.00	2	65,872,631.00	1	5,872,631.00	0	0.00	0	0.00	0	0.00	0	0.00	4.790642%	4.730220%	66
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
33	1748758	10/01/20	13	6	32,374.62	454,182.66	59,579.79	5,898,682.15	07/03/20	1		10/26/20
Totals					32,374.62	454,182.66	59,579.79	5,898,682.15

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0	0
0 - 6 Months		10,720,494	10,720,494	0	0
7 - 12 Months		0	0	0	0
13 - 24 Months		0	0	0	0
25 - 36 Months		8,408,011	8,408,011	0	0
37 - 48 Months		41,202,086	41,202,086	0	0
49 - 60 Months		12,931,564	12,931,564	0	0
> 60 Months		530,587,042	524,815,309	0	5,771,733

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	603,849,196	598,077,463	0	0	5,771,733	0
Nov-21	609,454,056	603,672,693	0	0	5,781,363	0
Oct-21	610,118,616	604,328,420	0	0	5,790,196	0
Sep-21	610,834,666	605,034,913	0	0	5,799,753	0
Aug-21	611,493,497	605,684,986	0	0	5,808,511	0
Jul-21	612,149,595	606,332,362	0	0	0	5,817,233
Jun-21	612,857,491	607,030,807	0	0	0	5,826,684
May-21	613,507,931	607,672,598	0	0	0	5,835,333
Apr-21	619,558,529	613,713,816	0	0	0	5,844,713
Mar-21	680,201,653	614,348,366	0	0	60,000,000	5,853,288
Feb-21	681,004,053	615,139,918	0	0	60,000,000	5,864,135
Jan-21	681,641,182	615,768,551	0	0	60,000,000	5,872,631
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	307221005	37,738,729.69	37,738,729.69	362,000,000.00	12/01/17	21,033,951.94	1.32170	09/30/21	02/06/27	244
33	1748758	5,771,733.48	5,898,682.15	9,300,000.00	02/10/17	508,548.00	1.30530	09/30/21	05/01/27	304
Totals		43,510,463.17	43,637,411.84	371,300,000.00		21,542,499.94

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	307221005	MU	OH	10/27/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Negotiations for temporary relief are ongoing. Lender finalized a management change and deferral of FF&E reserves. Waiting on request from Borrower f or partial payment deferral.

33	1748758	LO	PA	07/03/20	1

COVID Relief - 12/2/21: Loan transferred to the Special Servicer 7/06/20 for payment default. Subject is a 78 key, 3-story, select-service Holiday Inn Express constructed in 2001 and renovated in 2016. The Loan is past due for the 4/1/20 payment, but res erve funds plus a post default partial payment of $101,310.40 have been used to bring the P&I current through 10/01/20 and pay Lender expenses. Cash Management is in the process of being set up. Borrower has requested loan relief due to COVID-19. Borrowe r also received two PPP Loans and requested Lender consent. A Pre-Negotiation Letter has been executed and forbearance terms have been agreed upon. Foreclosure was filed as well as a motion to have a Receiver appointed. Borrower filed a response on 3/23 /21 which included a counterclaim against the Lender for bad faith negotiations regarding to workout discussions, which Lender filed a response to on 4/05/21. Litigation is stayed while formal consent is being sought for the forbearance terms, which will settle the litigation and counterclaim.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	16447181	60,000,000.00	5.46100%	60,000,000.00 5.46100%		10	07/02/20	04/01/20	08/11/20
5	307221005	0.00	5.31000%	0.00	5.31000%	8	10/13/21	10/13/21	--
11	307721011	20,827,259.87	5.00000%	20,827,259.87 5.00000%		10	06/05/20	07/01/20	08/11/20
Totals		80,827,259.87		80,827,259.87
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	7,877.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	418.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,377.61	0.00	418.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		11,795.78

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27